Stockholders' Equity - Schedule of Outstanding ISOs and Related Activity Under the 2019 Plan (Details) - 2019 Plan [Member] - USD ($)		9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Ending balance (in Shares)	6,178	6,011
Weighted- average exercise price per share, Ending balance	$ 157.89	$ 157.89
Weighted- Average Remaining Contractual Term, Ending balance	1 year 10 months 6 days	1 year 1 month 9 days
Aggregate intrinsic value, Ending balance (in Dollars)
Number of shares, exercisable		6,011
Weighted- average exercise price per share, exercisable		$ 157.89
Weighted- Average Remaining Contractual Term, exercisable		1 year 1 month 9 days
Aggregate intrinsic value, exercisable
Number of shares, forfeited		(167)
Weighted- average exercise price per share, forfeited		$ 157.89